Dreyfus Emerging Asia Fund (Prospectus Summary) | Dreyfus Emerging Asia Fund
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus
Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 10 of the
Prospectus and in the How to Buy Shares section and the Additional Information About
How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's
Statement of Additional Information. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Emerging Asia Fund	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none
Redemption fee (as a percentage of amount redeemed in less than 60 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Emerging Asia Fund		Class A	Class C	Class I
Management fees		1.25%	1.25%	1.25%
Distribution (12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees)		0.74%	0.75%	0.47%
Total annual fund operating expenses	[1]	1.99%	2.75%	1.72%
Fee waiver and/or expense reimbursement		(0.09%)	(0.10%)	(0.07%)
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)		1.90%	2.65%	1.65%
[1]	The Dreyfus Corporation has contractually agreed, until July 31, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions and extraordinary expenses) exceed 1.65%. On or after July 31, 2013, The Dreyfus Corporation may terminate this expense waiver at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-, and ten-year examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus Emerging Asia Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	757	1,155	1,578	2,752
Class C	368	844	1,446	3,073
Class I	168	535	927	2,024

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Emerging Asia Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	757	1,155	1,578	2,752
Class C	268	844	1,446	3,073
Class I	168	535	927	2,024

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 131.78% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of companies that are located or principally traded in Asian emerging market countries and other investments that are tied economically to Asian emerging markets. Asian countries considered by the fund to have emerging markets currently include
China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore,
South Korea, Taiwan, Thailand and Vietnam.

The fund is not required to invest in a minimum number of Asian emerging market countries, and, at times, the fund may invest a substantial portion of its assets in a single Asian emerging market country. To determine where the fund invests, the portfolio managers analyze several factors, including:

o economic and political trends in Asian emerging market countries

o the current financial condition and future prospects of individual companies and sectors in the Asian emerging markets

o the valuation of one company, sector or market relative to that of another

The portfolio managers generally seek companies with accelerated earnings outlooks and whose share prices appear to be reasonably valued relative to their growth potential. Characteristics of such companies include high-quality corporate governance, management with a commitment to increasing shareholder value, strong earnings momentum with consistent free cash flow generation, sound business fundamentals and long-term vision.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

o Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

o Asian emerging market risk. Because the fund's investments are concentrated in
Asian emerging market countries, the fund's performance is expected to be closely tied to social, political and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
Many Asian economies are characterized by over-extension of credit, frequent currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports, and less efficient markets.
Currency devaluation in one Asian country can have a significant effect on the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments. Furthermore, increased political and social unrest in some Asian countries could cause economic and market uncertainty throughout the region. The auditing and reporting standards in some Asian emerging market countries may not provide the same degree of shareholder protection or information to investors as those in developed countries. In particular, valuation of assets, depreciation, exchange differences, deferred taxation, contingent liability and consolidation may be treated differently than under the auditing and reporting standards of developed countries.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class A

Best Quarter Q2, 2009: 68.22% Worst Quarter Q1, 2008: -28.62%
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns Dreyfus Emerging Asia Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A returns before taxes	(46.15%)	(13.59%)	Dec. 13, 2007
Class A After Taxes on Distributions	Class A returns after taxes on distributions	(46.06%)	(13.52%)	Dec. 13, 2007
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares	(29.91%)	(11.05%)	Dec. 13, 2007
Class C	Class C returns before taxes	(43.87%)	(13.01%)	Dec. 13, 2007
Class I	Class I returns before taxes	(43.00%)	(12.23%)	Dec. 13, 2007
MSCI Emerging Market Asia Index	MSCI Emerging Market Asia Index reflects no deduction for fees, expenses or taxes	(17.44%)	(5.37%)	Dec. 13, 2007

For comparative purposes, the value of the index on 11/30/07 is used as the beginning value on 12/13/07.